Non-controlling Interests - Income Statement (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated subsidiaries information
Net sales	$ 101,282,333	$ 94,274,235	$ 96,287,363
Non-income	7,615,270	6,577,522	5,333,354
Total comprehensive income	6,594,387	7,162,123	$ 4,143,804
Sky
Consolidated subsidiaries information
Net sales	22,002,216	22,196,629
Non-income	2,287,313	2,904,155
Total comprehensive income	2,237,380	2,780,519
Empresas Cablevision
Consolidated subsidiaries information
Net sales	13,392,428	12,527,621
Non-income	1,062,045	1,596,633
Total comprehensive income	$ 1,060,834	$ 1,595,548